CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Reserve from actuarial gains and losses	Equity attributable to owners of the Company	Equity attributable to non-controlling interests	Total
Balance at Dec. 31, 2021	€ 27,297		€ 606,057	€ 89,693	€ 15,755	€ 21	€ 738,823	€ (3,189)	€ 735,634
Net profit (loss) for the year from continuing operations				10,891			10,891	(400)	10,491	[1]
Other comprehensive income (loss)					1,989	1,859	3,848	10	3,858
Total comprehensive income (loss)				10,891	1,989	1,859	14,739	(390)	14,349
Reclassification of deposit liability			2,432				2,432		2,432
Purchase of treasury shares		€ (3,837)					(3,837)		(3,837)
Business combinations			3,000				3,000	6,227	9,227
Vesting of RSUs	26	1,132	6,399	(7,987)			(430)		(430)
Equity-settled share-based payments			3,741	24,558			28,299		28,299
Acquisition of non-controlling interests			(31,438)				(31,438)	3,193	(28,245)
Balance at Dec. 31, 2022	27,323	(2,705)	590,191	117,155	17,744	1,880	751,588	5,841	757,429
Net profit (loss) for the year from continuing operations				34,655			34,655	(761)	33,894	[1]
Other comprehensive income (loss)					(3,654)	(744)	(4,398)	(37)	(4,435)
Total comprehensive income (loss)				34,655	(3,654)	(744)	30,257	(798)	29,459
Reclassification of deposit liability			1,811				1,811		1,811
Purchase of treasury shares		(9,022)					(9,022)		(9,022)
Grants to sport rights holders			51,999				51,999		51,999
Vesting of RSUs	98	9,405	8,196	(17,715)			(16)		(16)
Equity-settled share-based payments			1,643	39,534			41,177		41,177
Balance at Dec. 31, 2023	27,421	(2,322)	653,840	173,629	14,090	1,136	867,794	5,043	872,837
Net profit (loss) for the year from continuing operations				34,150			34,150	(538)	33,612
Other comprehensive income (loss)					11,109	(115)	10,994	188	11,182
Total comprehensive income (loss)				34,150	11,109	(115)	45,144	(350)	44,794
Reclassification of deposit liability			1,721				1,721		1,721
Purchase of treasury shares		(28,725)					(28,725)		(28,725)
Vesting of RSUs	130	12,234	12,023	(24,354)			33		33
Equity-settled share-based payments			670	38,517			39,187		39,187
Balance at Dec. 31, 2024	€ 27,551	€ (18,813)	€ 668,254	€ 221,942	€ 25,199	€ 1,021	€ 925,154	€ 4,693	€ 929,847

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.